Share-based payments - Movements in the number of share awards outstanding (Details) - Omnibus plan shares in Thousands	12 Months Ended
	Dec. 31, 2025 EquityInstruments shares	Dec. 31, 2024 EquityInstruments shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards, authorized | shares	15,263	10,470
Share awards outstanding, beginning of period	9,264,485	4,130,000
Share awards issued	6,255,000	6,340,000
Share awards forfeited	(371,000)	(321,000)
Share awards exercised during the year	(2,338,000)	(885,000)
Share awards outstanding, end of period	12,809,599	9,264,485